Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Property, plant and equipment, net (Details)	12 Months Ended
Feb. 28, 2019
Buildings, leasehold improvements and other | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Buildings, leasehold improvements and other | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years
BlackBerry operations and other information technology | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
BlackBerry operations and other information technology | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Manufacturing, repair and research and development equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Manufacturing, repair and research and development equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Reducing balance method depreciation percentage	20.00%